Business acquisitions and development projects	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business acquisitions and development projects
Business acquisitions and development projects

(a)	Acquisition of Empire
Subsequent to year-end, on February 9, 2016, the Company entered into an agreement and plan of merger pursuant to which, a subsidiary of Liberty Utilities Co. will merge with and into The Empire District Electric Company and its subsidiaries (“Empire”), and Empire will survive the merger and become a wholly owned indirect subsidiary of the Company. Empire is a Joplin, Missouri based regulated electric, gas and water utility, serving customers in Missouri, Kansas, Oklahoma and Arkansas.
Empire shareholders will receive U.S.$34.00 per common share in cash, which represents an aggregate purchase price of approximately $3,400,000 (U.S.$2,400,000), which includes the assumption of approximately $1,300,000 (U.S.$900,000) of debt.
The closing of the acquisition, which is expected to occur in early 2017, is subject to customary closing conditions, including the approval of Empire’s common shareholders, and the receipt of certain state and federal regulatory and government approvals.
On February 9, 2016, the Company obtained a $2,200,000 (U.S. $1,600,000) bridge financing commitment for the acquisition from a syndicate of banks (note 9).
On March 1, 2016, the Company issued $1,000,000 aggregate principal amount of 5.0% convertible unsecured subordinated debentures represented by instalment receipts (the “Debentures” or the “Debenture Offering”) and received the first instalment of $333,000. On March 9, 2016, the underwriters exercised their option to purchase $150,000 additional Debentures and received the first instalment of $49,950. The Debentures are expected to convert to common shares of the Company upon the closing of the acquisition of Empire (note 25).

(b)	Acquisition of Park Water System
Subsequent to year-end, on January 8, 2016, the Company completed the acquisition of Western Water Holdings, LLC which is the parent company of Park Water Company (“Park Water System”), a regulated water distribution utility. Park Water System owns and operates three regulated water utilities engaged in the production, treatment, storage, distribution, and sale of water in southern California and western Montana. The total purchase price for the Park Water System is U.S.$341,750, including debt assumed of U.S.$91,750 and is subject to certain closing adjustments. All costs related to the acquisition have been expensed through the consolidated statements of operations.
Due to the timing of the acquisition, the Company has not completed the fair value measurements of the assets acquired and liabilities assumed. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of the assets acquired and liabilities assumed.
Mountain Water Company is currently the subject of a condemnation proceeding by the city of Missoula. It is not known when the condemnation proceeding will conclude or whether the City of Missoula will ultimately take possession of Mountain Water Company. The City’s right to take Mountain Water Company is currently on appeal before the Montana Supreme Court, which is set to hear the appeal on April 22, 2016. If the City of Missoula prevails on appeal and ultimately takes possession of Mountain Water Company, the compensation to be paid by the City of Missoula for such taking will be the value of the utility plus accrued interest and attorney’s fees as determined by the Montana court.

(c)	Commercial operation of Morse Wind Facility
In 2015, the Company completed construction of a 23 MW wind generating facility located near Morse, Saskatchewan (“Morse Wind Facility”). Sale of power to the utility commenced in March 2015 at rates equivalent to those under the power purchase agreement. Commercial operation date as defined in the power purchase agreement occurred on April 22, 2015. The cost of the generating assets of $65,016 is recorded as property, plant and equipment on the consolidated balance sheets while $16,709 is recorded as intangible Assets, for a total investment of $81,725. The weighted average useful life of the Morse Wind Facility is 35 years.

3.	Business acquisitions and development projects (continued)

(d)	Acquisition of New Hampshire Gas
On January 2, 2015, the Distribution Group completed the acquisition of New Hampshire Gas, a regulated propane gas distribution utility located in Keene, New Hampshire. The New Hampshire Gas System services approximately 1,200 propane gas distribution customers. Total purchase price for the New Hampshire Gas System is U.S.$3,161.

(e)	Commercial operation of Bakersfield Solar I Facility
In 2014, the Company completed construction a 20 MWac solar powered generating facility located in Kern County, California (“Bakersfield I Solar Facility”) which was placed in service on December 31, 2014. The Bakersfield I Solar Facility started selling power at the power purchase agreement price on May 15, 2015. The cost of these generating assets amounts to U.S.$57,160 and is recorded as property, plant and equipment on the consolidated balance sheets. The cost of the original development project is subject to certain adjustments which are expected to be finalized in 2016. The weighted average useful life of the Bakersfield Solar I Facility is 34 years.
The Bakersfield I Solar Facility is controlled by a subsidiary of APUC (the “Bakersfield I Partnership”). The Class A partnership units are owned by a third-party (the “Tax Equity Investor”) who funded a total of U.S.$22,438 to the project. With its partnership interest, the Tax Equity Investor will receive the majority of the tax attributes associated with the project.
During a six-month period in year 2020, the Tax Investor has the right to withdraw from the Bakersfield I Solar Facility and require the Company to redeem its remaining interests for cash. As a result, the Company accounts for this interest as “Redeemable non-controlling interest” outside of permanent equity on the consolidated balance sheets. Redemption is not considered probable as of December 31, 2015.

(f)	Commercial operation of Saint-Damase Wind Facility
In 2014, the Company completed construction of a 24 MW wind powered generating facility located near St. Damase, Quebec (“Saint-Damase Wind Facility”) which achieved commercial operation on December 2, 2014. The cost of these generating assets amounts to $64,155 and is recorded as property, plant and equipment on the consolidated balance sheets. The weighted average useful life of the Saint-Damase Wind Facility is 34 years.

(g)	Acquisition of White Hall Water System
On May 30, 2014, the Distribution Group acquired the assets of the White Hall Water System, a regulated water distribution and wastewater treatment utility located in White Hall, Arkansas. The White Hall Water System serves approximately 1,900 water distribution and 2,400 wastewater treatment customers. Total purchase price for the White Hall Water System assets, adjusted for certain working capital and other closing adjustments, is approximately U.S.$4,499.

(h)	Acquisition of non-controlling interest in U.S. wind farms
On March 31, 2014, the Company acquired the 40% interest in Wind Portfolio SponsorCo, LLC (“Wind Portfolio SponsorCo”) for approximately U.S.$115,000. Wind Portfolio SponsorCo indirectly holds the interests in Sandy Ridge, Senate and Minonk Wind acquired in 2012. As a result of the transaction, the Generation Group now owns 100% of Wind Portfolio SponsorCo’s Class B partnership units resulting in the elimination of the non-controlling interest in respect of the Class B partnership units of Wind Portfolio SponsorCo as follows:

Elimination of non-controlling interest in Class B partnership units	$205,796
Non-controlling interest portion of currency translation adjustment recorded to AOCI	(21,029)
Non-controlling interest portion of unrealized gain on cash flow hedges recorded to AOCI	(2,543)
Decrease in deferred income tax asset	(32,551)
Additional paid-in capital	(22,552)
Cash	$127,121

3.	Business acquisitions and development projects (continued)

(i)	Commercial operation of Cornwall Solar Facility
In 2014, the Company completed the construction of a 10 MWac solar powered generating facility located near Cornwall, Ontario (“Cornwall Solar Facility”) which achieved commercial operation on March 27, 2014. The cost of these generating assets of $40,090 is recorded as property, plant and equipment while $7,243 is recorded as intangible assets, for a total investment of $47,333. The weighted average useful life of the Cornwall Solar Facility is 33 years.

(j)	Acquisition of New England Gas System
On December 20, 2013, the Company acquired certain regulated natural gas distribution utility assets (the “New England Gas System”) located in the State of Massachusetts. Total purchase price for the New England Gas System, net of the debt assumed, is $67,010 (U.S.$62,745), including the purchase price adjustment of U.S.$3,108 finalized in 2014.
In 2014, the Company received additional information which was used to refine the estimates for fair value of assets acquired and liabilities assumed. The key retrospective adjustments to the assets and liabilities were an increase to the regulatory asset for pension of U.S.$2,701, a decrease of property, plant and equipment of U.S.$1,190, an increase of the environmental obligation of U.S.$2,467 and an increase of the pension obligation of U.S.$772.

(k)	Acquisition of Shady Oaks Wind Facility
Effective January 1, 2013, the Company acquired the 109.5 MW Shady Oaks wind-powered generating facility (“Shady Oaks Wind Facility”). The purchase agreement provides for final purchase price adjustments based on working capital at the acquisition date, energy generated by the project and basis differences between the relevant node and hub prices which are expected to be finalized in 2016. Changes in measurement of the final purchase price adjustment subsequent to December 31, 2013, the end of the business combination measurement period, are recorded in current period operations. To that effect, no gain or loss was recognized in 2015 (2014 - U.S.$1,133).